46. Risk management (Details 4) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
Overcollateralized Assets [Member]
Assets with excess or insufficiency of guarantees
Carrying value of the assets		R$ 144,807	R$ 126,923
Fair value of collateral		R$ 425,799	R$ 351,951
% collateral coverage		294.00%	277.00%
Overcollateralized Assets [Member] | Overcollateralized And Undercollateralized Assets Mortgages [Member]
Assets with excess or insufficiency of guarantees
Carrying value of the assets		R$ 45,746	R$ 39,016
Fair value of collateral		R$ 100,201	R$ 84,862
% collateral coverage		219.00%	218.00%
Overcollateralized Assets [Member] | Overcollateralized And Undercollateralized Assets Very Small Small And Middlemarket Companies Corporates And Foreign Loans [Member]
Assets with excess or insufficiency of guarantees
Carrying value of the assets	[1]	R$ 41,428	R$ 34,008
Fair value of collateral	[1]	R$ 143,168	R$ 116,236
% collateral coverage	[1]	346.00%	342.00%
Overcollateralized Assets [Member] | Overcollateralized And Undercollateralized Assets Individuals [Member]
Assets with excess or insufficiency of guarantees
Carrying value of the assets	[2]	R$ 57,633	R$ 53,899
Fair value of collateral	[2]	R$ 182,430	R$ 150,853
% collateral coverage	[2]	317.00%	280.00%
Undercollateralized Assets [Member]
Assets with excess or insufficiency of guarantees
Carrying value of the assets		R$ 59,188	R$ 35,905
Fair value of collateral		R$ 45,522	R$ 29,182
% collateral coverage		77.00%	81.00%
Undercollateralized Assets [Member] | Overcollateralized And Undercollateralized Assets Mortgages [Member]
Assets with excess or insufficiency of guarantees
Carrying value of the assets		R$ 46	R$ 3
Fair value of collateral		R$ 38	R$ 3
% collateral coverage		83.00%	86.00%
Undercollateralized Assets [Member] | Overcollateralized And Undercollateralized Assets Very Small Small And Middlemarket Companies Corporates And Foreign Loans [Member]
Assets with excess or insufficiency of guarantees
Carrying value of the assets	[1]	R$ 56,052	R$ 33,140
Fair value of collateral	[1]	R$ 42,728	R$ 26,587
% collateral coverage	[1]	76.00%	80.00%
Undercollateralized Assets [Member] | Overcollateralized And Undercollateralized Assets Individuals [Member]
Assets with excess or insufficiency of guarantees
Carrying value of the assets	[2]	R$ 3,091	R$ 2,762
Fair value of collateral	[2]	R$ 2,756	R$ 2,592
% collateral coverage	[2]	89.00%	94.00%

[1]	Cayman and Luxemburgo.
[2]	Vehicles and others loans.